Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Noncurrent Assets [Abstract]
Private Equity Investments (Note 31)	$ 193	$ 219
Precious Metals	54	92
Long-Term Receivables and Prepaids	130	68
Net Investment in Finance Leases	64	61
Intangible Assets	23	11
Other assets	$ 464	$ 451